UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ADVANTAGE ADVISERS,  LLC
Address: 200 PARK AVENUE
         24TH FLOOR
         NEW YORK, NEW YORK  10166

13F File Number:  28-10471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DENNIS McNAMARA
Title:     SENIOR VICE PRESIDENT
Phone:     (212)  668-5771

Signature, Place, and Date of Signing:

     DENNIS McNAMARA     NEW YORK, NY     November 24, 2003


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10451                      ALKEON CAPITAL MANAGEMENT
       28-06279                      KILKENNY CAPITAL MANAGEMENT, LLC
       28-04847                      KBW ASSET MANAGEMENT, INC.

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.